SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Retirement Benefits [Abstract]
Balance	$ 60,913		$ 74,794		$ 80,734
Service costs	65		65		60
Interest costs	1,353		1,663		2,202
Benefits paid	(9,475)	¥ (67,030)	(10,606)	¥ (71,450)	(11,849)	¥ (76,460)
Actuarial loss arising from changes in financial assumptions	790		343		1,523
Past service costs	413		341
Translation adjustment	(1,709)		(5,687)		2,124
Balance	$ 52,350		$ 60,913		$ 74,794